Contingent Earn-Out Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Contingent Earn Out Liability [Abstract]
CONTINGENT EARN-OUT LIABILITIES
H.	contingent earn-out liabilities:

Wildman Acquisition

In connection with the asset acquisition, as discussed in Note L, the customer list was purchased using a Contingent Earn-Out Calculation. The purchase price is equal to fifteen percent (15%) of the gross profit earned from the sale of product to the customer list for year 1 and thirty percent (30%) for years 2 and 3. Payments are due on the first anniversary date of the purchase and then quarterly. At March 31, 2022 and December 31, 2021, the current portion of the earn-out liability amounted to $923,970 and $665,855, respectively. At March 31, 2022 and December 31, 2021, the long-term portion of the earn-out liability amounted to $502,603 and $976,078, respectively.

G.A.P. Acquisition

In connection with the asset acquisition, as discussed in Note L, the customer list was purchased using a Contingent Earn-Out Calculation. The purchase price is equal to thirty-one percent (31%) of the gross profit over $1,500,000 earned from the sale of product to the customer list for years 1 and 2 in addition to fixed payments of $180,000 and $300,000 for years 1 and 2, respectively. Payments are due on the first anniversary date of the purchase. At March 31, 2022 and December 31, 2021, the current portion of the earn-out liability amounted to $649,000 and zero, respectively. At March 31, 2022 and December 31, 2021, the long-term portion of the earn-out liability amounted to $986,000 and zero, respectively.

J.	contingent earn-out liability:

In connection with the asset acquisition, as discussed in Note N, the customer list was purchased using a Contingent Earn-Out Calculation. The purchase price is equal to fifteen percent (15%) of the gross profit earned from the sale of product to the customer list for year 1 and thirty percent (30%) for years 2 and 3. Payments are due on the first anniversary date of the purchase and then quarterly. At December 31, 2021 and 2020 the current portion of the earn-out liability amounted to $665,855 and $402,730, respectively. At December 31, 2021 and 2020, the long-term portion of the earn-out liability amounted to $976,078 and $1,850,960, respectively.